UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-05639

 NAME OF REGISTRANT:                     Pacholder High Yield Fund,
                                         Inc



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 270 Park Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  J.P. Morgan Investment Management
                                         Inc.
                                         270 Park Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          800-480-4111

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


Pacholder High Yield Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 DYNEGY INC.                                                                                 Agenda Number:  934182849
--------------------------------------------------------------------------------------------------------------------------
        Security:  26817R108
    Meeting Type:  Annual
    Meeting Date:  03-Jun-2015
          Ticker:  DYN
            ISIN:  US26817R1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       HILARY E. ACKERMANN                                       Mgmt          For                            For
       PAUL M. BARBAS                                            Mgmt          For                            For
       ROBERT C. FLEXON                                          Mgmt          For                            For
       RICHARD L. KUERSTEINER                                    Mgmt          For                            For
       JEFFREY S. STEIN                                          Mgmt          For                            For
       JOHN R. SULT                                              Mgmt          For                            For
       PAT WOOD III                                              Mgmt          For                            For

2.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          For                            For
       COMPENSATION OF DYNEGY'S NAMED EXECUTIVE
       OFFICERS.

3.     TO ACT UPON A PROPOSAL TO RATIFY THE                      Mgmt          For                            For
       APPOINTMENT OF ERNST & YOUNG LLP AS
       DYNEGY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANTS FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2015.




--------------------------------------------------------------------------------------------------------------------------
 GENERAL MARITIME CORPORATION                                                                Agenda Number:  934195430
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2693R119
    Meeting Type:  Annual
    Meeting Date:  04-May-2015
          Ticker:
            ISIN:  MHY2693R1190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       PETER C. GEORGIOPOULOS                                    Mgmt          For                            For
       JOHN P. TAVLARIOS                                         Mgmt          For                            For
       ETHAN AUERBACH                                            Mgmt          For                            For
       B. JAMES FORD                                             Mgmt          For                            For
       ADAM PIERCE                                               Mgmt          For                            For
       AMY RICE                                                  Mgmt          For                            For
       STEVEN SMITH                                              Mgmt          For                            For
       DAVID TRUCANO                                             Mgmt          For                            For
       ROBERT WEBSTER                                            Mgmt          For                            For

2      TO APPROVE THE COMPANY'S THIRD AMENDED AND                Mgmt          For                            For
       RESTATED ARTICLES OF INCORPORATION (THE
       "RESTATED CHARTER") AND THE AMENDED AND
       RESTATED BYLAWS (TOGETHER, THE "A&R
       GOVERNING DOCUMENTS"), SUBJECT TO THE
       ABILITY OF THE BOARD OF DIRECTORS OF THE
       COMPANY TO ABANDON THE A&R GOVERNING
       DOCUMENTS AT ANY TIME PRIOR TO THE ... (DUE
       TO SPACE LIMITS, SEE PROXY STATEMENT FOR
       FULL PROPOSAL)




--------------------------------------------------------------------------------------------------------------------------
 NII CAP CORP                                                                                Agenda Number:  934214975
--------------------------------------------------------------------------------------------------------------------------
        Security:  67021BAE9
    Meeting Type:  Consent
    Meeting Date:  20-May-2015
          Ticker:
            ISIN:  US67021BAE92
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     TO ACCEPT THE PLAN                                        Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 NII HOLDINGS, INC.                                                                          Agenda Number:  934214963
--------------------------------------------------------------------------------------------------------------------------
        Security:  62914QAA5
    Meeting Type:  Consent
    Meeting Date:  20-May-2015
          Ticker:
            ISIN:  US62914QAA58
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     TO ACCEPT THE PLAN                                        Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 NII HOLDINGS, INC.                                                                          Agenda Number:  934214963
--------------------------------------------------------------------------------------------------------------------------
        Security:  62914QAD9
    Meeting Type:  Consent
    Meeting Date:  20-May-2015
          Ticker:
            ISIN:  US62914QAD97
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     TO ACCEPT THE PLAN                                        Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 U.S. CONCRETE, INC.                                                                         Agenda Number:  934158331
--------------------------------------------------------------------------------------------------------------------------
        Security:  90333L201
    Meeting Type:  Annual
    Meeting Date:  14-May-2015
          Ticker:  USCR
            ISIN:  US90333L2016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       EUGENE I. DAVIS                                           Mgmt          For                            For
       WILLIAM J. SANDBROOK                                      Mgmt          For                            For
       KURT M. CELLAR                                            Mgmt          For                            For
       MICHAEL D. LUNDIN                                         Mgmt          For                            For
       ROBERT M. RAYNER                                          Mgmt          For                            For
       COLIN M. SUTHERLAND                                       Mgmt          For                            For
       THEODORE P. ROSSI                                         Mgmt          For                            For

2.     RATIFY THE APPOINTMENT OF GRANT THORNTON                  Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING
       DECEMBER 31, 2015.

3.     ADVISORY RESOLUTION TO APPROVE THE                        Mgmt          For                            For
       COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS.




--------------------------------------------------------------------------------------------------------------------------
 VERSO CORPORATION                                                                           Agenda Number:  934196886
--------------------------------------------------------------------------------------------------------------------------
        Security:  92531L108
    Meeting Type:  Annual
    Meeting Date:  21-May-2015
          Ticker:  VRS
            ISIN:  US92531L1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT M. AMEN                                            Mgmt          For                            For
       THOMAS GUTIERREZ                                          Mgmt          For                            For
       ERIC L. PRESS                                             Mgmt          For                            For
       L.H. PUCKETT, JR.                                         Mgmt          For                            For

2.     TO RATIFY THE APPOINTMENT OF DELOITTE &                   Mgmt          For                            For
       TOUCHE LLP TO SERVE AS VERSO'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       YEAR ENDING DECEMBER 31, 2015.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Pacholder High Yield Fund, Inc
By (Signature)       /s/ Robert L. Young
Name                 Robert L. Young
Title                President
Date                 08/26/2015